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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06567

Invesco Municipal Opportunity Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	VK-CE-MOPP-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–165.38%*

Alabama–1.93%

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	$3,250	$3,484,715
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	3,350	3,660,109
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	1,815	2,030,894
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (c)	5.20%	06/01/25	1,250	1,266,813
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,600	1,546,288
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,050	3,460,683
University of Alabama Board of Trustees; Series 2004 A, General RB (d)	5.25%	07/01/20	2,500	2,510,825
				17,960,327

Alaska–0.69%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (a)	5.50%	10/01/41	5,730	6,416,339

Arizona–4.47%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/41	435	461,022
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	610	698,718
Series 2008 B, Highway RB (a)	5.00%	07/01/25	2,005	2,296,607
Series 2008 B, Highway RB (a)	5.00%	07/01/26	3,925	4,487,413
Series 2011 A, Ref. Sub. Highway RB (a)	5.00%	07/01/36	4,095	4,519,324
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,155	1,171,343
Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,075	1,090,061
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	794,085
Series 2010, RB	5.13%	05/15/40	1,500	1,589,055
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	2,775	2,862,412
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (e)	5.00%	07/01/14	3,425	3,438,974
Navajo County Pollution Control Corp.; Series 2009 E, PCR (e)	5.75%	06/01/16	950	1,042,207
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/29	735	710,870
Series 2009, Education RB	7.00%	01/01/39	835	782,170
Series 2009, Education RB	7.13%	01/01/45	790	743,817
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/34	630	651,130
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,870	4,066,519
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	2,900	2,943,790
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	550	577,434
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (a)	5.00%	01/01/28	2,680	3,052,681
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,405	1,428,435
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/29	2,015	2,269,817
				41,677,884

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–17.23%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(g)	0.00%	09/01/20	$2,630	$2,274,371
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/29	2,400	2,404,488
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (a)	5.00%	04/01/39	5,905	6,527,978
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	1,050	643,997
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (a)	5.00%	12/01/24	1,200	1,387,968
Series 2008 AE, Water System RB (a)	5.00%	12/01/25	1,450	1,671,575
Series 2008 AE, Water System RB (a)	5.00%	12/01/26	1,450	1,668,501
Series 2008 AE, Water System RB (a)	5.00%	12/01/27	900	1,033,713
Series 2008 AE, Water System RB (a)	5.00%	12/01/28	1,450	1,661,468
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,400	1,591,408
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	2,630	2,703,850
Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	5,700	5,826,825
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (c)(f)	5.00%	07/01/27	1,740	1,849,255
Series 2012, Water Furnishing RB (c)(f)	5.00%	07/01/30	2,025	2,106,851
Series 2012, Water Furnishing RB (c)(f)	5.00%	07/01/37	4,445	4,578,883
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (c)	5.00%	07/01/27	2,500	2,590,575
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,051,250
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,260	1,358,973
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,750	2,059,260
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (d)	5.25%	10/01/19	105	106,457
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,575	1,867,084
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,500	2,994,725
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,090	5,878,186
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,300	2,575,333
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	730	842,026
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	3,430	3,746,623
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,665	5,314,321
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,000	1,181,010
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,083,760
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (b)	5.00%	06/01/36	2,000	2,135,180
Coachella (City of) Redevelopment Agency (Merged Project Areas); Series 2006 A, Sub. Tax Allocation RB (INS-AMBAC) (b)	5.25%	09/01/36	3,390	3,465,156
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	600	607,332
Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/32	500	554,565
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (a)	5.00%	06/01/36	5,795	6,609,487
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	2,000	2,029,800
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	6,150	5,616,118
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	6,085	5,062,355
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,725	1,939,642
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (b)	5.00%	06/01/31	1,000	1,021,090
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,000	1,117,130
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (b)	5.50%	10/01/18	1,055	1,160,046

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/18	$150	$159,831
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (b)	5.00%	06/01/29	3,000	3,025,740
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (b)	5.50%	11/01/35	3,500	3,590,615
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,450	1,519,354
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,750	2,956,332
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	563,498
San Diego (County of) Water Authority; Series 2004 A, COP (d)(e)	5.00%	05/01/15	2,690	2,810,647
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (a)	5.00%	08/01/36	8,460	9,402,529
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	1,067,690
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/25	1,210	1,366,247
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/26	2,420	2,708,900
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (a)	5.00%	11/01/36	5,250	5,889,870
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,800	4,279,332
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	870	959,654
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (b)	5.00%	07/01/35	1,000	1,043,050
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (a)	5.25%	07/01/29	1,950	2,288,052
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,300	3,704,184
West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/25	1,485	968,799
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/26	1,350	833,639
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI) (b)	5.00%	09/01/26	2,500	2,696,350
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/32	4,650	1,957,139
				160,690,067

Colorado–4.99%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,500	3,837,400
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI) (b)	5.50%	05/01/36	5,000	5,017,850
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (b)	5.00%	06/01/37	2,500	2,580,425
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	1,500	1,571,880
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	7,400	7,753,276
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,841,029
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (a)	5.50%	01/01/35	3,000	3,488,940
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	420	385,270
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	650	562,231
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,500	1,661,460
Series 2010, Private Activity RB	6.00%	01/15/41	700	771,358
Series 2010, Private Activity RB	6.50%	01/15/30	1,850	2,120,563
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/37	2,500	2,750,350
Series 2013 A, Sub. Airport System RB (c)	5.25%	11/15/43	3,000	3,225,540
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	2,000	2,044,920
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	1,400	1,422,400
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	860	861,591
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,500	1,524,465

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	$2,110	$2,115,359
				46,536,307

Connecticut–0.53%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(c)	6.60%	07/01/24	3,800	3,812,844
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (c)	5.50%	04/01/21	1,000	1,139,050
				4,951,894

District of Columbia–3.20%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,660	2,661,623
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	3,115	3,487,741
Series 2009, Hospital RB	6.50%	10/01/29	1,990	2,254,371
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	8,000	8,959,600
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	1,225	1,361,196
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	2,350	2,573,932
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	3,000	3,050,970
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	380	434,055
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	380	429,613
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	760	853,419
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	3,625	3,788,270
				29,854,790

Florida–12.87%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	989,820
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,156,480
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (b)	5.00%	04/01/31	2,000	2,060,180
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	4,125	4,595,662
Series 2013 C, Airport System RB	5.25%	10/01/38	3,000	3,317,940
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/41	870	934,806
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,970	3,363,258
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/35	1,650	1,770,631
Series 2014 B-2, TEMPS-70sm Continuing Care Community RB (f)	6.50%	05/15/20	1,645	1,655,067
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,800	2,049,102
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	460	493,378
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS-BHAC) (b)	5.00%	07/01/27	6,000	6,756,480
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/26	2,540	2,864,409
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/27	2,580	2,905,286
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/28	2,805	3,138,094
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/32	2,500	2,769,525
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (c)	5.13%	06/01/27	1,080	1,218,478
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.38%	10/01/33	1,500	1,669,845
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.50%	10/01/38	3,325	3,706,444
JEA;
Series 2005 B, Water & Sewer System RB (INS-NATL) (b)	5.00%	10/01/24	2,460	2,498,720
Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,000	4,367,480
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,895	2,055,544

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) (Florida Public Improvement); Series 1988 DD, Unlimited Tax GO Bonds (INS-AMBAC) (b)	7.75%	10/01/15	$830	$910,344
Miami-Dade (County of) (Miami International Airport);
Series 2004, Aviation RB (INS-AGC) (b)(c)	4.75%	10/01/36	1,030	1,032,503
Series 2005, Aviation RB (INS-AGC) (b)(c)	5.00%	10/01/38	790	799,678
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/25	650	717,600
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,370	1,470,216
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	5,000	5,302,200
Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/35	720	770,767
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	360	407,610
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	825	921,863
Miami-Dade (County of);
Series 2010, Water & Sewer System RB (INS-AGM) (b)	5.00%	10/01/39	1,000	1,074,240
Series 2012 A, Ref. Aviation RB (c)	5.00%	10/01/28	1,500	1,659,675
Series 2012 A, Ref. Aviation RB (c)	5.00%	10/01/30	1,080	1,184,339
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	1,000	1,123,360
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,450	1,598,843
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	2,295	2,504,648
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	2,450	2,673,807
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (h)	6.13%	05/01/35	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	165	165,830
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	240	234,763
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,400	1,503,852
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	600	720,720
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	4,150	4,984,980
Series 2011, Ref. RB (a)	5.00%	10/01/31	4,650	5,291,933
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/18	5,000	5,704,500
Reunion East Community Development District; Series 2005, Special Assessment RB (h)	5.80%	05/01/36	490	341,089
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.75%	10/01/22	1,000	1,096,810
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,095	1,008,703
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB (a)	5.00%	08/15/32	7,510	7,887,978
Series 2007, Hospital RB	5.00%	08/15/42	4,000	4,160,040
Series 2007, Hospital RB (a)	5.00%	08/15/42	4,000	4,160,040
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB (i)	1.34%	01/01/49	750	447,090
Series 2014 B, Ref. Health Care RB	2.50%	01/01/49	278	3
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,050	808,059
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/34	1,000	1,057,770
				120,062,484

Georgia–4.25%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	375	454,463
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	675	818,033
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	265	313,137

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS-NATL) (b)	5.50%	11/01/22	$3,000	$3,563,610
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (d)(e)	5.00%	07/01/14	6,250	6,276,125
Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	1,924,558
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,600	1,947,264
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,750	2,123,817
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,600	1,934,416
Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/35	2,000	2,137,880
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,340	1,441,505
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	5,580	6,395,963
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	3,000	3,011,730
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (b)	5.00%	07/01/34	660	725,729
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building - Newton Campus); Series 2005, RB (INS-AGC) (b)	5.00%	06/01/34	2,000	2,118,880
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (a)	5.00%	09/01/29	3,200	3,710,080
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/32	250	260,978
Series 2012 A, RB	5.25%	10/01/27	455	497,784
				39,655,952

Hawaii–1.05%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,104,580
Series 2010 B, Special Purpose RB	5.75%	07/01/40	370	406,963
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	3,000	3,367,830
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,525	3,785,497
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,131,510
				9,796,380

Idaho–0.77%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,142,410
Series 2008 A, RB	6.75%	11/01/37	1,400	1,579,872
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	965	989,984
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/24	1,240	1,404,734
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/21	1,725	2,026,133
				7,143,133

Illinois–20.88%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,750	1,779,978
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	945	989,368
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB (c)	5.50%	01/01/31	4,000	4,443,000
Series 2014 A, Ref. Second Lien RB (c)	5.00%	01/01/41	1,575	1,657,640
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	10,900	11,604,794
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	10,000	10,633,500
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/26	3,855	4,092,931
Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/26	4,000	4,246,880
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	1,400	1,464,148
Series 2012 B, Ref. Passenger Facility Charge RB (c)	5.00%	01/01/30	4,320	4,630,781
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	3,150	3,447,675

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	$4,525	$4,809,351
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	6,750	7,174,170
Series 2011 A, Unlimited Tax GO Bonds (a)	5.00%	12/01/41	2,830	2,851,989
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (e)(i)	0.89%	06/02/18	1,000	971,430
Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (b)	5.00%	01/01/28	2,500	2,509,725
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (a)	5.25%	12/01/36	6,900	7,540,734
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.50%	01/01/18	700	772,779
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/37	2,650	2,684,158
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/24	1,000	1,086,760
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,875	4,187,751
Series 2011, COP	7.13%	05/01/21	445	487,667
Series 2011, COP	7.13%	05/01/21	875	958,895
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,400	2,587,224
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	4,085	4,283,122
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,485	2,579,380
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/33	2,300	2,523,307
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (b)	8.10%	12/01/15	285	315,931
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,090,740
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,810	1,858,092
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,378,752
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,850	1,997,186
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	625	661,925
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,057,500
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (a)	5.38%	08/15/24	3,070	3,520,492
Series 2009 A, RB (a)	5.75%	08/15/30	1,900	2,192,201
Series 2009 B, RB	5.00%	08/15/16	380	417,487
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,789,305
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,200	1,595,000
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/24	6,000	6,578,820
Series 2009, Ref. RB	6.13%	05/15/25	775	867,698
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,650	1,836,384
Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS-NATL) (b)	5.80%	06/01/30	1,000	1,001,270
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,025,080
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,845	3,411,639
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	7,500	8,204,025
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	2,190	2,199,088
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,105	1,205,688
Series 2010 A, Ref. RB	6.00%	08/15/38	2,750	2,969,780
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (a)	5.50%	08/15/41	1,530	1,674,600
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (a)	5.25%	10/01/52	4,080	4,517,784
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (c)	5.05%	08/01/29	1,335	1,378,895
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,750	2,954,902
Series 2012 A, RB	5.00%	06/15/42	1,500	1,589,025
Series 2012 B, RB	5.00%	12/15/28	1,110	1,246,064
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	4,625	5,079,730

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of);
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	$3,025	$3,315,793
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,415	1,528,455
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	3,520	3,744,928
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/34	1,650	1,780,300
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (a)	5.00%	12/15/41	3,900	4,188,600
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	6,030	7,083,320
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	5,821,700
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	670	684,358
				194,761,674

Indiana–4.28%

East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS-AMBAC) (b)	6.25%	01/05/16	1,105	1,144,990
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (a)	5.00%	11/15/36	9,200	9,499,184
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,080	1,104,343
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,625	4,083,345
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,542,335
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,125	2,255,241
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (c)	5.00%	07/01/40	6,405	6,680,287
Series 2013 A, Private Activity RB (c)	5.00%	07/01/48	730	754,199
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,535	1,578,824
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	4,265	4,341,813
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	670	694,978
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/38	2,000	2,220,180
New Albany Floyd County School Building Corp.; Series 2005, Ref. First Mortgage RB (d)(e)	5.00%	07/15/15	1,800	1,897,884
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (c)	5.88%	01/01/24	1,500	1,663,665
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/42	500	498,910
				39,960,178

Iowa–0.66%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (a)	5.00%	06/01/25	975	1,132,882
Series 2009 A, Special Obligation RB (a)	5.00%	06/01/26	730	848,209
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,500	2,480,650
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS-AGC) (b)	5.25%	08/15/29	1,500	1,692,015
				6,153,756

Kansas–1.03%

Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (b)	5.25%	10/01/21	70	70,244
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/23	1,250	1,461,250
Series 2009 C, Hospital RB	5.50%	11/15/29	335	380,574
Series 2009 C, Hospital RB (a)	5.75%	11/15/38	3,400	3,840,980
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	2,000	2,263,560
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,589,100
				9,605,708

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–2.87%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	$2,000	$2,146,240
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/42	1,000	1,056,100
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,950	2,181,758
Series 2010 A, Hospital RB	6.50%	03/01/45	4,550	5,110,423
Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,985	2,220,917
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,110	2,425,382
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,370	2,715,119
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,102,140
Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	1,000	1,118,170
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/36	5,405	5,541,801
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,122,480
				26,740,530

Louisiana–2.49%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking);
Series 2010, RB (INS-AGM) (b)	5.25%	10/01/30	550	607,041
Series 2010, RB (INS-AGM) (b)	5.50%	10/01/35	960	1,061,606
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (h)	5.25%	07/01/17	1,360	503,472
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,450	1,528,662
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (d)(e)	5.50%	05/15/26	2,000	2,598,920
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (b)	5.00%	06/01/20	1,000	1,079,680
Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,650	3,152,334
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/22	1,750	1,895,705
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	4,125	4,320,484
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	1,085	1,176,249
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	2,065	2,219,028
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,735	1,855,912
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	1,085	1,198,936
				23,198,029

Maryland–0.76%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	505	516,776
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	781,935
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	2,715	2,856,207
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,815	1,933,193
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	930	1,007,962
				7,096,073

Massachusetts–1.74%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,180,287
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,800	3,084,956
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	282	237,243
Series 2011 A-1, RB	6.25%	11/15/46	496	406,895
Series 2011 A-2, RB	5.50%	11/15/46	41	29,915
Series 2011 B, CAB RB (g)	0.00%	11/15/56	206	927

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	$1,230	$1,369,752
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	275	324,497
Series 2011 I, RB	7.25%	01/01/32	1,050	1,278,396
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (a)	5.00%	10/15/35	6,450	7,350,227
				16,263,095

Michigan–1.23%

Detroit (City of);
Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	2,900	3,163,581
Series 2003 B, Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.50%	07/01/33	1,250	1,373,575
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (e)	5.50%	01/15/15	625	645,206
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	750	829,703
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL) (b)	6.95%	09/01/22	1,000	1,288,640
Oakland University; Series 2012, General RB	5.00%	03/01/42	3,000	3,180,660
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	870	992,426
				11,473,791

Minnesota–0.57%

Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,044
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,850	3,364,824
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,600	1,909,040
				5,283,908

Missouri–1.72%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	542,185
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	507,925
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	1,175	1,366,913
Series 2011 A, Ref. RB	5.50%	09/01/25	305	352,095
Series 2011 A, Ref. RB	5.50%	09/01/27	1,375	1,562,454
Series 2011 A, Ref. RB	5.50%	09/01/28	2,380	2,676,762
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	465	490,263
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	2,375	2,393,857
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,325	1,400,750
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist Medical Center); Series 1989, Health Facilities RB (d)	7.63%	07/01/18	775	805,923
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (b)	5.00%	01/01/21	1,000	1,056,830
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	825	834,809
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	628,499
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,468,546
				16,087,811

Nebraska–2.01%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	5,500	5,811,685
Series 2012, Gas RB	5.00%	09/01/42	2,000	2,089,200
Nebraska (State of) Municipal Energy Agency;
Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.13%	04/01/29	1,000	1,146,720
Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.38%	04/01/39	1,000	1,138,380

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–(continued)

Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (b)	5.00%	01/01/37	$2,000	$2,175,160
Omaha (City of) Public Power District; Series 2011 B, RB (a)	5.00%	02/01/36	5,775	6,403,782
				18,764,927

Nevada–2.57%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	544,195
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/39	1,000	1,087,270
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(c)	5.25%	07/01/34	11,000	11,007,260
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	290	314,873
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/42	3,000	3,262,590
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/23	1,500	1,568,610
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	1,600	1,806,912
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	4,250	4,402,575
				23,994,285

New Hampshire–0.19%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (b)	5.13%	01/01/30	1,000	1,072,870
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(c)	6.30%	05/01/22	650	652,893
				1,725,763

New Jersey–6.44%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.75%	06/01/31	440	483,067
Series 2010 A, RB	5.88%	06/01/42	2,100	2,304,183
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (c)	5.00%	01/01/28	1,000	1,099,840
Series 2013, Private Activity RB (c)	5.38%	01/01/43	1,000	1,072,230
Series 2013, Private Activity RB (c)	5.50%	01/01/27	1,200	1,378,176
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	30,000	34,794,600
Series 2007 U, School Facilities RB (INS-AGM) (a)(b)	5.00%	09/01/32	3,000	3,295,740
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	5,490	5,994,696
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/19	2,000	2,007,100
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (c)	5.00%	12/01/23	1,500	1,672,335
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	1,475	1,476,637
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	2,840	2,538,449
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	2,220	1,921,166
				60,038,219

New Mexico–1.06%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (e)	5.20%	06/01/20	1,000	1,128,520
Series 2010 C, Ref. PCR	5.90%	06/01/40	3,250	3,594,890
Jicarilla Apache Nation;
Series 2003 A, RB (f)	5.00%	09/01/18	1,500	1,500,030
Series 2003 A, RB (f)	5.50%	09/01/23	1,250	1,237,050
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/32	2,100	2,447,466
				9,907,956

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–15.12%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	$2,150	$2,373,170
Series 2009, PILOT RB	6.38%	07/15/43	900	994,266
Long Island Power Authority;
Series 2004 A, Electrical System General RB (d)	5.00%	09/01/34	2,250	2,273,332
Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/36	1,045	1,120,972
Metropolitan Transportation Authority; Series 2013 A, RB	5.00%	11/15/38	2,325	2,539,737
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,000	1,049,980
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	2,000	1,049,980
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS-NATL) (b)(c)	5.75%	12/01/25	3,000	3,007,470
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,700	3,031,128
New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB (a)(c)	5.00%	11/01/28	6,300	6,768,909
One Hundred Forty-Fourth Series 2006, Consolidated RB (a)	5.00%	10/01/35	21,900	23,656,600
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	10,500	11,918,970
Series 2012 FF, Water & Sewer System RB (a)	5.00%	06/15/45	5,325	5,804,570
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (a)	5.25%	01/15/39	1,800	2,027,790
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/28	935	1,074,558
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/29	745	851,572
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/30	745	850,030
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (a)	5.00%	04/01/26	2,850	3,275,021
New York (City of);
Series 1995 C, Unlimited Tax GO Bonds	7.25%	08/15/24	5	5,028
Series 2009 H-1, Unlimited Tax GO Bonds	5.00%	03/01/16	1,500	1,625,325
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,200	1,347,984
Subseries 2008 A-1, Unlimited Tax GO Bonds (a)	5.25%	08/15/27	1,440	1,663,229
Subseries 2008 A-1, Unlimited Tax GO Bonds (a)	5.25%	08/15/28	1,440	1,650,398
Subseries 2008 I-1, Unlimited Tax GO Bonds (a)	5.00%	02/01/26	7,200	8,096,832
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/28	600	759,414
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	505	639,790
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (a)	5.00%	07/01/35	6,085	6,545,513
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (a)	5.00%	03/15/30	4,125	4,736,738
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (b)	5.00%	08/01/29	1,995	2,047,808
New York (State of) Dormitory Authority (Upstate Community Colleges); Series 2004 B, RB	5.25%	07/01/20	1,500	1,506,180
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	3,055	3,223,208
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	9,400	10,461,260
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	940	1,093,436
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/26	2,400	2,784,504
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/27	2,650	3,063,930
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/28	2,600	2,996,396
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (a)	5.00%	04/01/29	6,855	7,834,305
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (a)	5.00%	12/15/31	2,400	2,814,168
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,360	2,532,020
				141,095,521

North Carolina–1.92%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (a)	5.00%	06/01/39	3,915	4,162,976
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	5,165	5,684,599

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	$855	$862,293
North Carolina (State of) Turnpike Authority;
Series 2009 A, Triangle Expressway System RB (INS-AGC) (b)	5.13%	01/01/24	1,355	1,499,199
Series 2011, Monroe Connector System State Appropriation RB (a)	5.00%	07/01/36	1,875	2,066,794
Series 2011, Monroe Connector System State Appropriation RB (a)	5.00%	07/01/41	3,320	3,659,603
				17,935,464

North Dakota–0.17%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,500	1,575,360

Ohio–7.04%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	500	535,215
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,750	4,013,100
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(b)	5.25%	02/15/33	2,400	2,646,720
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/34	1,410	1,457,616
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	408,036
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB (a)	5.00%	11/15/36	3,310	3,598,301
Series 2011 A, Hospital Facilities RB (a)	5.00%	11/15/41	1,500	1,619,460
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	3,250	3,523,552
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	960	1,106,611
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	4,900	5,458,355
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,525	5,040,352
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,575	5,096,321
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	2,000	2,351,200
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,689,805
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB (d)(e)	6.00%	11/15/14	2,040	2,093,652
Series 2009 A, RB (d)(e)	6.25%	11/15/14	1,275	1,309,986
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	981,490
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/38	1,000	1,090,850
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	1,500	1,737,465
Series 2009 C, Ref. PCR	5.63%	06/01/18	5,100	5,737,653
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(e)	2.88%	08/01/14	2,000	2,006,580
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,055	2,254,212
Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,065	1,167,645
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(e)	6.75%	01/15/15	2,750	2,863,767
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA) (a)	5.50%	09/01/39	151	151,926
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/33	3,000	3,392,190
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/16	2,140	2,303,154
				65,635,214

Oklahoma–0.42%

McAlester (City of) Public Works Authority;
Series 2002, Utility System CAB RB (INS-AGM) (b)(g)	0.00%	02/01/31	1,000	552,600
Series 2002, Utility System CAB RB (INS-AGM) (b)(g)	0.00%	02/01/34	3,970	1,933,985
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (c)(d)	6.00%	06/01/20	1,250	1,448,725
				3,935,310

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–0.10%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	$315	$372,028
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/33	535	584,086
				956,114

Pennsylvania–1.47%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,565,942
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,700	2,870,208
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	0.00%	12/01/28	3,600	3,812,436
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	0.00%	12/01/34	2,200	2,298,142
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB (j)	0.00%	12/01/39	2,500	1,606,275
Philadelphia (City of) (1975 General Ordinance); Eighteenth Series 2004, Gas Works RB (INS-AGC) (b)	5.25%	08/01/20	1,000	1,007,470
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/31	500	544,600
				13,705,073

Puerto Rico–0.94%

Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	935	836,058
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.50%	08/01/42	1,610	1,311,136
First Subseries 2010 C, RB	5.25%	08/01/41	8,325	6,623,037
				8,770,231

Rhode Island–0.36%

Rhode Island Economic Development Corp.;
Series 1994 A, Airport RB (INS-AGM) (b)(c)	7.00%	07/01/14	295	296,086
Series 2005 C, Ref. Airport RB (INS-NATL) (b)	5.00%	07/01/28	3,000	3,045,360
				3,341,446

South Carolina–4.05%

Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (a)(d)(e)	5.25%	12/01/15	12,500	13,449,625
Series 2005, Installment Purchase RB (a)(d)(e)	5.25%	12/01/15	7,500	8,069,775
Dorchester County School District No. 2 (Growth); Series 2006, Installment Purchase RB (INS-AGC) (b)	5.00%	12/01/29	4,000	4,345,960
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/34	1,590	1,815,430
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.38%	02/01/29	1,000	1,092,920
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,130,720
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	2,000	2,252,340
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	424,892
Series 2012, Ref. RB	6.00%	11/15/47	173	134,187
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	76	3,054
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	222	8,857
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (a)	5.00%	01/01/33	4,650	5,078,498
				37,806,258

South Dakota–0.12%

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (b)	5.50%	08/01/38	1,000	1,129,940

Tennessee–1.09%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,763,475

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	$2,650	$2,759,975
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (b)	5.25%	11/01/30	525	598,731
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (a)(b)	5.25%	09/01/27	4,700	5,074,214
				10,196,395

Texas–18.97%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	2,025	2,113,087
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,000	1,072,400
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	2,400	2,673,648
Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2007, Ref. RB	5.00%	07/01/33	735	742,916
Series 2007, Ref. RB	5.00%	07/01/37	580	585,255
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,650	1,882,485
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,925	3,367,933
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	245	245,943
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	7,000	7,554,960
Series 2013 A, Joint Improvement RB (c)	5.00%	11/01/30	2,250	2,460,735
El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)	5.00%	08/15/28	2,000	2,250,260
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	8,100	8,860,104
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/42	1,500	1,656,360
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (a)	5.00%	11/01/36	1,695	1,881,450
Harris (County of);
Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/27	1,930	2,247,369
Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/28	1,500	1,746,660
Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/32	1,500	1,694,700
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/18	1,050	1,336,440
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,650	1,801,783
Houston (City of);
Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(c)	5.13%	07/01/32	1,365	1,366,488
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	12,850	14,148,107
Series 2011 D, First Lien Combined Utility System RB (a)	5.00%	11/15/31	1,920	2,186,438
Series 2011 D, First Lien Combined Utility System RB (a)	5.00%	11/15/33	9,080	10,275,745
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (e)(i)	0.81%	06/01/17	2,500	2,500,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	5,230	5,665,084
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,250	1,331,113
Lower Colorado River Authority;
Series 2012 A, Ref. RB	5.00%	05/15/33	2,880	3,157,862
Series 2012 A, Ref. RB	5.00%	05/15/36	3,800	4,155,604
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.25%	02/15/37	1,450	1,603,715
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (b)	5.00%	04/01/46	1,000	1,070,050
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,540	1,724,569
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,360	1,554,684
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,145,400
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/28	4,100	2,346,512
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,650	4,039,163
Series 2011 A, Special Projects System RB (a)	5.50%	09/01/36	4,470	5,150,826
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	3,310	3,671,816

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/32	$485	$520,473
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/37	525	555,272
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	225	225,637
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,028,860
Series 2007, Retirement Facility RB	5.75%	11/15/37	695	706,829
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,000	5,117,150
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	400	408,784
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,200	4,822,356
Series 2008 A, Ref. RB (INS-AGC) (b)	6.50%	07/01/37	1,000	1,130,350
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS-AGM) (b)	5.00%	12/01/30	925	973,646
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (a)	5.00%	04/01/28	7,615	8,580,658
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,505	3,706,502
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/28	1,000	1,157,290
Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,471,870
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	6,890	8,538,157
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	3,085	3,329,455
Series 2012, Gas Supply RB	5.00%	12/15/29	3,975	4,257,185
Series 2012, Gas Supply RB	5.00%	12/15/31	4,515	4,775,245
Series 2012, Gas Supply RB	5.00%	12/15/32	1,495	1,559,345
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,820	3,314,431
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (c)	7.00%	12/31/38	1,850	2,299,864
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	540	548,980
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	2,400	2,650,728
				176,946,731

Utah–0.34%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	743,089
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	2,200	2,454,562
				3,197,651

Virgin Islands–0.38%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,225	3,529,730

Virginia–1.34%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (b)	5.00%	07/15/15	1,000	1,039,460
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (d)	5.50%	06/01/26	675	697,565
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	4,490	4,791,324
Series 2012, Sr. Lien RB (c)	6.00%	01/01/37	1,235	1,368,170
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (c)	5.00%	07/01/34	3,795	3,915,681

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	$670	$718,093
				12,530,293

Washington–5.92%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (b)(g)	0.00%	02/01/25	9,850	7,022,853
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/26	975	1,122,167
Energy Northwest (Public Power Supply System Nuclear Project No. 3); Series 1993 C, Ref. RB (INS-NATL) (b)(g)	0.00%	07/01/14	5,125	5,124,282
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (d)(e)	5.00%	12/01/14	2,400	2,458,680
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (b)	5.00%	01/01/34	1,930	1,970,916
Kalispel Tribe of Indians;
Series 2008, RB	6.63%	01/01/28	1,250	1,208,175
Series 2008, RB	6.75%	01/01/38	3,000	2,828,190
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	3,780	4,261,232
Washington (State of) (SR 520 Corridor Program - Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	06/01/33	2,050	2,321,605
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	06/01/41	585	645,384
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (a)	5.00%	02/01/41	3,630	3,842,645
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM) (b)	5.50%	08/15/38	4,000	4,322,480
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	2,000	2,450,120
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/21	1,325	1,723,971
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/37	1,000	1,050,690
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/27	2,000	2,078,440
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/32	3,250	3,582,280
Washington (State of);
Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	1,660	1,833,155
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(g)	0.00%	12/01/29	2,120	1,299,920
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (a)	5.00%	08/01/29	1,710	1,996,169
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (a)	5.00%	08/01/30	1,795	2,081,697
				55,225,051

West Virginia–0.99%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	1,750	1,791,755
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	500	517,935
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	882,121
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,400	1,512,686
Series 2008, RB	6.25%	10/01/23	1,450	1,535,666
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,400	1,518,118
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,405	1,514,885
				9,273,166

Wisconsin–1.86%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/20	1,500	1,854,000
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	600	648,024
Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	535	557,417

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (e)	4.75%	08/15/14	$1,000	$1,009,150
Series 2009 B, RB (e)	5.13%	08/15/16	500	548,920
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,000	3,207,960
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,600	1,750,736
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,990	2,329,713
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (a)(c)	5.30%	09/01/23	3,729	3,933,461
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,320	1,558,075
				17,397,456

Wyoming–0.30%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (c)	5.60%	12/01/35	1,000	1,024,580
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,600	1,755,946
				2,780,526
TOTAL INVESTMENTS(k)–165.38% (Cost $1,451,140,561)				1,542,764,190
FLOATING RATE NOTE OBLIGATIONS–(27.90)%
Notes with interest and fee rates ranging from 0.58% to 0.94% at 05/31/2014 and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1D)(l)				(260,285,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.39)%				(367,441,406)
OTHER ASSETS LESS LIABILITIES–1.91%				17,840,449
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$932,878,233

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BAN	—Bond Anticipation Notes

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

Conv.	—Convertible

COP	—Certificates of Participation

CR	—Custodial Receipts

GNMA	—Government National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

Jr.	—Junior

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

RAB	—Revenue Anticipation Bonds

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

TEMPS	—Tax-Exempt Mandatory Paydown Securities

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Security subject to the alternative minimum tax.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $21,224,590, which represented 2.28% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2014 was $844,563, which represented less than 1% of the Trust’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.2%
Assured Guaranty Corp.	7.3
National Public Finance Guarantee Corp.	5.9

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Trust’s investments with a value of $461,124,356 are held by Dealer Trusts and serve as collateral for the $260,285,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Opportunity Trust

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2014 was $45,294,600 and $30,262,913, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$97,326,317
Aggregate unrealized (depreciation) of investment securities	(8,323,906)
Net unrealized appreciation of investment securities	$89,002,411
Cost of investments for tax purposes is $1,453,761,779.

Invesco Municipal Opportunity Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Opportunity Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.